Commitment and Contingencies	12 Months Ended
Dec. 31, 2018
Commitment and Contingencies [Abstract]
Commitment and Contingencies
(7)	Commitment and Contingencies

The Company paid an underwriting fee of $3,034,620, equal to a 2.00% underwriting fee on the per Unit offering price, to the underwriters based on a sale of 15,000,000 Units, at the closing of the Public Offering and 173,100 Units following the partial exercise of the Over-allotment Option. The Company will pay an additional fee of $5,310,585, equal to a 3.50% underwriting fee on the per Unit offering price, to underwriters upon the Company’s completion of the Initial Business Combination (the “Deferred Fee”). The Deferred Fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes the Initial Business Combination. If the Company fails to complete its Initial Business Combination within 24 months from the closing of the Public Offering, the underwriters have agreed to waive their right to the Deferred Fee.

The Company has agreed to pay $10,000 a month for office space, administrative services and secretarial support to CMB. Services commenced on November 18, 2016, and will terminate upon the earlier of the consummation by the Company of its Initial Business Combination or the liquidation of the Company, which has been extended to April 23, 2019.